SHAREHOLDERS' EQUITY (Details 1) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Stockholders' Equity Note [Line Items]
Number of shares, RSUs outstanding at beginning of year | shares	298,923
Number of shares, Granted | shares	218,740
Number of shares, Vested | shares	(116,629)
Number of shares, Forfeited | shares	(7,500)
Number of shares, RSUs outstanding at end of year | shares	393,534
Weighted average grant date fair value, RSUs Outstanding at beginning of year | $ / shares	$ 4.25
Weighted average grant date fair value, Granted | $ / shares	4.5
Weighted average grant date fair value, Vested | $ / shares	4.31
Weighted average grant date fair value, Forfeited | $ / shares	3.54
Weighted average grant date fair value, RSUs outstanding at end of year | $ / shares	$ 4.38